Risks (Details)	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2025 HKD ($)
Risks [Line Items]
Cash balances in bank accounts (in Dollars)				$ 500,000
Loss allowance for deposits and other receivables	$ 302	$ 54
Variable interest rate	1.00%			1.00%
Net (loss) income	$ (1,461,116)	783,438	$ 819,424
Interest Rate Risk [Member]
Risks [Line Items]
Percentage of interest rate risk	1.00%
Net (loss) income	$ 10,664
Accounts Receivable [Member]
Risks [Line Items]
Account receivable	$ 840,742	$ 1,004,776